Basis of preparation and presentation	6 Months Ended
Jun. 30, 2020
Basis Of Preparation Of Financial Statements [Abstract]
Basis of preparation and presentation
2	Basis of preparation and presentation
The Interim Financial Information has been prepared in accordance with International Accounting Standard (“IAS”) 34 ‘Interim Financial Reporting’ issued by the International Accounting Standards Board and should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2019 (“2019 Financial Statements”), which have been prepared in accordance with International Financial Reporting Standards as issued by International Accounting Standards Board (“IFRS as issued by IASB”).